STOCK-BASED COMPENSATION (Details 2)		6 Months Ended				12 Months Ended
		May 31, 2021 $ / shares shares		May 31, 2021 $ / shares shares		Nov. 30, 2020 $ / shares shares		Nov. 30, 2020 $ / shares shares		Nov. 29, 2020 $ / shares shares	Nov. 30, 2019 $ / shares shares	Nov. 30, 2019 $ / shares shares	Nov. 29, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning | shares		705,967	[1]	705,967	[1]	2,911,667		2,911,667		2,911,667	6,376,667	6,376,667	6,376,667
Granted | shares		41,000		41,000		4,535,500		4,535,500			120,000	120,000
Expired | shares						(212,500)		(212,500)			(1,270,000)	(1,270,000)
Exercised | shares		(22,667)		(22,667)		(55,000)		(55,000)
Forfeited | shares		(82,250)		(82,250)		(120,000)		(120,000)			(2,315,000)	(2,315,000)
Outstanding, ending | shares		642,050	[2]	642,050	[2]	705,967	[1]	705,967	[1]		2,911,667	2,911,667
Exercisable, ending | shares		642,050	[2]	642,050	[2]	5,059,667		5,059,667			1,411,667	1,411,667
CAD [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance				$ 2.40	[1]			$ 0.19				$ 0.22
Weighted Average Exercise Price, Granted				18.90				0.42				0.19
Weighted Average Exercise Price, Expired								(0.28)				(0.37)
Weighted Average Exercise Price, Exercised | (per share)				(1.90)		$ (0.25)
Weighted Average Exercise Price, Forfeited				(5.10)				(1.79)				(0.22)
Weighted Average Exercise Price, Outstanding, Ending Balance				3.60	[2]			$ 2.40	[1]			$ 0.19
Weighted Average Exercise Price, Exercisable	[2]			$ 2.60
USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 3.10	[1]			0.14				$ 0.14	$ 0.18		$ 0.18
Weighted Average Exercise Price, Granted		15.60								0.33			0.14
Weighted Average Exercise Price, Expired										(0.21)			(0.28)
Weighted Average Exercise Price, Exercised		(1.50)								(0.19)
Weighted Average Exercise Price, Forfeited		(4.20)								(1.38)			(0.17)
Weighted Average Exercise Price, Outstanding, Ending Balance		3.00	[2]			$ 3.10	[1]			$ 0.31	$ 0.14		$ 0.14
Weighted Average Exercise Price, Exercisable	[2]	$ 2.20

[1]	As of November 30, 2020 all options were governed by the 2017 Plan.
[2]	As of May 31, 2021 all options were governed by the 2020 Plan.